Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental Cash Flow Information
10.	SUPPLEMENTAL CASH FLOW INFORMATION

Changes in working capital for the three month ended March 31, 2021 and 2020 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	March 31, 2021	March 31, 2020
(Increase) in accounts receivables	(27)	(264)
(Increase) in prepaid expenses	(15)	(12)
Increase (decrease) in trade payables and accrued liabilities	159	(17)
Total changes in working capital	117	(293)

During the three months period ended March 31, 2021, the Company:

i)	transferred $97,953 from reserve to deficit;
ii)	Transferred $242,901 from reserve to common share capital;
iii)	recorded $5,568 as the net change for accrued exploration and evaluation expenditures;
iv)	Reclassed $50,000 from advance to investment in PNR.

During the year ended March 31, 2020, the Company:

i)	transferred $199,971 from reserve to deficit;
ii)	recorded $44,566 as the net change for accrued exploration and evaluation expenditures;
iii)	Recorded $33,735 as a further investment in PNR through reduction of amount receivable from PNR.